Investment Objectives and Goals	Feb. 25, 2026
T. Rowe Price Retirement Income 2020 Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to provide monthly income.
T. Rowe Price Retirement Income 2025 Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to provide monthly income.